Columbia Thermostat Fund
COLUMBIA ACORN TRUST
Columbia Thermostat Fund℠
(the "Fund")

Supplement dated December 12, 2011 to the Prospectuses dated May 1, 2011, as supplemented, and the Statement of Additional Information dated May 1, 2011

Effective immediately, the Fund's prospectuses dated May 1, 2011, as supplemented, are further supplemented as follows:

Under the heading Principal Investment Strategies, the table entitled "Allocation of Stock/Bond Assets Within Asset Classes" is replaced in its entirety with the following:

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15%
Columbia Acorn Select	Mid-cap growth	10%
Columbia Acorn International	Small/Mid-cap international growth	20%
Columbia Dividend Income Fund	Large-cap value	20%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Contrarian Core Fund	Large-cap blend	15%
Columbia Select Large Cap Growth Fund	Large-cap growth	10%
Total		100%

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50%
Columbia Income Opportunities Fund	High-yield bonds	30%
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	20%
Total		100%

The following are added beneath the last bullet point under the heading Principal Risks:

Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Health Care Sector Risk – Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Columbia Thermostat Fund
COLUMBIA ACORN TRUST
Columbia Thermostat Fund℠
(the "Fund")

Supplement dated December 12, 2011 to the Prospectuses dated May 1, 2011, as supplemented, and the Statement of Additional Information dated May 1, 2011

Effective immediately, the Fund's prospectuses dated May 1, 2011, as supplemented, are further supplemented as follows:

Under the heading Principal Investment Strategies, the table entitled "Allocation of Stock/Bond Assets Within Asset Classes" is replaced in its entirety with the following:

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15%
Columbia Acorn Select	Mid-cap growth	10%
Columbia Acorn International	Small/Mid-cap international growth	20%
Columbia Dividend Income Fund	Large-cap value	20%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Contrarian Core Fund	Large-cap blend	15%
Columbia Select Large Cap Growth Fund	Large-cap growth	10%
Total		100%

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50%
Columbia Income Opportunities Fund	High-yield bonds	30%
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	20%
Total		100%

The following are added beneath the last bullet point under the heading Principal Risks:

Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Health Care Sector Risk – Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Central Index Key	dei_EntityCentralIndexKey	0000002110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 12, 2011
Prospectus Date	rr_ProspectusDate	Dec 12, 2011
Columbia Thermostat Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock
COLUMBIA ACORN TRUST
Columbia Thermostat Fund℠
(the "Fund")

Supplement dated December 12, 2011 to the Prospectuses dated May 1, 2011, as supplemented, and the Statement of Additional Information dated May 1, 2011

Effective immediately, the Fund's prospectuses dated May 1, 2011, as supplemented, are further supplemented as follows:

Under the heading Principal Investment Strategies, the table entitled "Allocation of Stock/Bond Assets Within Asset Classes" is replaced in its entirety with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15%
Columbia Acorn Select	Mid-cap growth	10%
Columbia Acorn International	Small/Mid-cap international growth	20%
Columbia Dividend Income Fund	Large-cap value	20%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Contrarian Core Fund	Large-cap blend	15%
Columbia Select Large Cap Growth Fund	Large-cap growth	10%
Total		100%

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50%
Columbia Income Opportunities Fund	High-yield bonds	30%
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	20%
Total		100%

Supplement - Text Block	columbia_SupplementTextBlock_01	The following are added beneath the last bullet point under the heading Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Health Care Sector Risk – Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.